SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Advertising expenses	$ 210,030	$ 56,134	$ 397,619	$ 127,952
Prepaid expenses for advertising services	0		103,114
Inventory finished goods	108,192		182,463	219,090
Unfinished goods (packaging) inventory	25,925		19,884	9,372
Raw materials inventory	117,525		65,514	25,660
Total inventory	251,642		267,861	254,122
Allowance for doubtful accounts	10,742		10,742	742
Cash Federal Deposit Insurance Corporation	$ 391,061		$ 502,402	$ 0
Potential dilutive securities outstanding	3,780,002	19,809,460	8,280,002	19,329,427
Common Stock [Member]
Potential dilutive securities outstanding	17,628,632	33,658,090	22,128,632	34,088,180